WireRedemptionFeeIfSuchServicesAreRequested [Member] Investment Strategy - GREEN CENTURY BALANCED FUND	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in the stocks and bonds of U.S. companies that the Fund’s Adviser, Green Century Capital Management (Green Century), believes are environmentally responsible and sustainable. The Fund seeks to avoid investing in securities of issuers in industries that Green Century believes are environmentally dangerous. There is no predetermined percentage of assets allocated to either stocks or bonds, although the Fund will generally invest at least 25% of its net assets in bonds and may not invest more than 75% of its net assets in stocks.
Green Century applies rigorous selection criteria to identify such companies, that it believes are environmentally responsible and sustainable, which may include, but are not limited to, those that:
•	Demonstrate a commitment to preserving and enhancing the environment as evidenced by the products they make and the services they provide;
•	Make positive contributions toward actively promoting a healthier environmental future, including companies that produce renewable energy products, help conserve water, promote sustainable agriculture, and those that offer effective remedies for existing environmental problems;
•	Strive to openly disclose their policies and performance on critical environmental criteria;
•	Respond positively to shareholder advocacy on environmental, social and governance (ESG) issues.
The Fund also seeks to work with the companies in which it invests to adopt stronger environmental policies for their operations and supply chains.
Green Century believes that companies that are environmentally responsible and sustainable may enjoy competitive advantages from cost reductions, quality improvements, profitability enhancements and access to expanding and new growth markets. Further, Green Century believes that companies that are responsible towards the environment are more likely to act ethically and maintain the trust of their shareholders.
Green Century believes that environmentally dangerous industries impose harmful costs on society and the planet and seeks to provide an opportunity to invest in a way that avoids them; thus at various times the Fund may not be invested in certain companies and industries Green Century believes threaten a sustainable global environment and public health. The Balanced Fund does not intend to invest in companies that primarily:
•	Explore for, extract, produce, manufacture or refine coal, oil or gas or produce or transmit electricity derived from fossil fuels or transmit natural gas or have material carbon reserves;
•	Are engaged in the production of nuclear energy or the manufacture of nuclear equipment to produce nuclear energy or nuclear weapons, in the belief that these products are unacceptably threatening to a sustainable global environment;
•	Are engaged in the manufacture of tobacco products, which are linked to air pollution, deforestation, and plastic pollution, as well as health problems;
•	Serve as factory farms, which pollute our drinking water and overuse medically important antibiotics;
•	Are involved in genetically modified organisms (GMOs) whose use has led to increased use of toxic herbicides;
•	Produce firearms or military weapons; or
•	Are engaged in gambling and alcohol.
The Fund may invest in growth and value stocks of any market capitalization. The Fund may be more heavily weighted in growth stocks. The Fund’s Subadviser uses quantitative measurements in combination with in‑house and third-party research to analyze the stocks of companies identified using Green Century’s environmental criteria, and the Subadviser’s own proprietary ESG integrated investment process, and includes in the Fund’s portfolio those companies that appear to possess superior earnings growth prospects and whose stock prices, in the Subadviser’s opinion, do not accurately reflect the companies’ value. The Subadviser’s in‑house research consists of an internally generated analysis using its proprietary investment process. Third-party information providers for both financial and ESG data currently include Bloomberg, L.P., MSCI Inc. and FactSet. The Subadviser may sell a stock in the Fund’s portfolio, if, among other reasons, the company no longer meets the Fund’s environmental standards or the stock no longer meets the Fund’s investment criteria or becomes overvalued relative to the long-term expectation for its stock price.
The Subadviser’s ESG‑integrated investment process includes both industry benchmarking and in‑depth company analyses that covers both quantitative and qualitative considerations. The Subadviser’s industry benchmarking evaluation uses ESG data weighted according to specific factors deemed by the Subadviser to have the most financial impact for the industry. The Subadviser’s ESG analysis evaluates the scope and integrity of a company’s products, policies, and practices related to ESG issues. The ESG criteria reviewed by the Subadviser reflect a variety of key sustainability issues that can influence company risks and opportunities. The ESG criteria implemented by the Subadviser may differ between industries.
The bonds the Fund invests in may be of any maturity. While the Fund’s fixed income investments will be primarily invested in investment grade bonds, the Fund may invest up to 35% of its net assets in high yield, below investment grade bonds, commonly known as “junk bonds.” The Fund’s fixed income investments consist primarily of corporate bonds, U.S. Government securities, securities issued by supra-national or foreign domiciled entities, municipal securities, and mortgage-related securities, and may include bonds also determined to be “green” by the Subadviser based on the use of proceeds supporting climate change mitigation and adaptation, among other environmental goals.
In general, fixed income securities are included in the Fund’s portfolio to balance or offset risks associated with the Fund’s investment in stocks. Fixed income investments are evaluated using the Fund’s environmental criteria. Issuer-specific financial evaluation of fixed income investments focuses on an issuer’s cash flow, interest rate coverage, and other measures of its ability to meet its future income and principal repayment commitments. In addition, each fixed income investment is evaluated with respect to its credit quality and its overall exposure to interest rate risk.
The Fund may invest up to 30% of its assets in equity and debt securities of non‑U.S. issuers.